Other revenues (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Other revenues	Other revenues comprise the following items:

(In US$ millions)	2018	2017	2016
Termination payments revenue	$204.9	$95.9	$198.8
Related party other revenues	4.6	7.1	12.3
Total	$209.5	$103.0	$211.1